November 18, 1999


Report to Fellow Shareholders:

     Nicholas Equity Income Fund declined 5.82% for the first six months of fiscal year 2000 which ended September 30, 1999. Net assets were $20 million at September 30, and cash and equivalents were 30.70%. Returns for Nicholas Equity Income Fund and selected indices are provided in the chart below for the periods ended September 30, 1999.

                                    Average Annual Total Return*
                                    ----------------------------
                                      1 Year  3 Years  5 Years
                                      ------  -------  -------
  Nicholas Equity Income Fund, Inc.
     (Distributions Reinvested)....    0.35%   5.16%    8.08%
  Standard & Poor's 500 Index
     (Dividends Reinvested)........   27.79%   25.08%  25.02%
  Lehman Brothers Intermediate
     Corporate Bond Index..........    0.30%   6.45%    7.68%
  Consumer Price Index                 2.63%   2.09%    2.36%
  Ending value of $10,000 invested
   in Nicholas Equity Income Fund, Inc.
   (Distributions  Reinvested) ....   $10,035  $11,630  $14,750


     The Fund's investment objective is to produce reasonable income with moderate long-term growth. While this conservative strategy lessens share price volatility and hopefully protects on the downside, it has definitely limited upside potential in the current market situation. The Fund's 30-day annualized yield as of September 30, 1999 was 4.03%, one of the highest yields in the equity income category.

     At September 30, 1999, asset composition was as follows:
66.61% equities, 2.69% convertible bonds and 30.70% cash equivalents. Management intends to invest the cash in dividend-yielding stocks of high quality and growth potential.

     Thank you for your interest in Nicholas Equity Income Fund.


                                   Sincerely,

                                   /s/ Albert O. Nicholas
                                   ----------------------
                                   Albert O. Nicholas
                                   President

     *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund's average annual total return for the life of the Fund, November 23, 1993, through September 30, 1999, is
     7.83%.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months               Year Ended March 31,
                                            Ended 9/30/99   --------------------------------------------
                                             (unaudited)      1999     1998     1997     1996      1995
                                           ---------------   ------   ------   ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD           $12.32        $14.35   $12.27   $12.35   $10.56    $10.04

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .20           .44      .47      .48      .36       .30
  Net gains (losses) on securities
    (realized and unrealized)                    (.90)        (1.66)    2.77      .44     1.77       .50
                                               ------        ------   ------   ------   ------    ------
       Total from investment operations          (.70)        (1.22)    3.24      .92     2.13       .80
                                               ------        ------   ------   ------   ------    ------

  LESS DISTRIBUTIONS:
  From net investment income                     (.15)         (.48)    (.50)    (.45)    (.34)     (.28)
  From capital gains                               --          (.17)    (.66)    (.55)      --        --
  In excess of book realized gains (Note 1(d))                 (.16)      --       --       --        --
                                               ------        ------   ------   ------   ------    ------
            Total distributions                  (.15)         (.81)   (1.16)   (1.00)    (.34)     (.28)
                                               ------        ------   ------   ------   ------    ------

NET ASSET VALUE, END OF PERIOD                 $11.47        $12.32   $14.35   $12.27   $12.35    $10.56
                                               ------        ------   ------   ------   ------    ------
                                               ------        ------   ------   ------   ------    ------
TOTAL RETURN                                  (5.82)%(1)    (8.65)%   27.83%    7.83%   20.61%     8.13%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)         $20.1         $25.0    $29.0    $20.8    $15.8     $11.8
   Ratio of expenses to average net assets      0.90%(2,3)    0.90%(3) 0.90%(3) 0.90%(3) 1.38%(3)  1.73%
   Ratio of net investment income
     to average net assets                      3.07%(2,3)    3.36%(3) 3.61%(3) 4.12%(3) 3.26%(3)  3.32%
   Portfolio turnover rate                     63.75%(2)     54.41%   36.83%   23.05%   68.85%    10.98%

     (1)  Not annualized.
     (2)  Annualized.
     (3) Net of reimbursement by adviser. Absent reinbursement of expenses, the ratio of expenses to average net assets for the six months ended
         September 30, 1999 and the years ended 1999, 1998, 1997 and 1996 would have been 1.13%, 1.10%, 1.08%, 1.18% and 1.40%, respectively.
        Also the respective ratio of net investment income to average net assets would have been 2.84%, 3.16%, 3.43%, 3.84% and 3.24%.

                The accompanying notes to financial statements are an integral part of these statements.



Top Ten Portfolio Holdings
September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

                                                        Percentage of
                                                          Net Assets
                                                       ----------------
RPM, Inc. .................................................  4.86%
Dean Foods Company ........................................  4.34%
Firstar Corporation .......................................  4.06%
Landauer, Inc. ............................................  3.76%
National Health Realty, Inc. ..............................  3.71%
Waddell & Reed Financial, Inc. - Class A ..................  3.32%
Pharmacia & Upjohn, Inc. ..................................  3.22%
Household International, Inc. .............................  3.20%
Correctional Properties Trust .............................  3.09%
U.S. Bancorp ..............................................  3.01%
                                                            ------
Total of top ten .......................................... 36.57%
                                                            ------
                                                            ------


Schedule of Investments
September 30, 1999 (unaudited)
----------------------------------------------------------------------------

 Shares or                                                       Quoted
 Principal                                                       Market
  Amount                                                          Value
-----------                                                   -------------
                                                               (Note 1 (a))
COMMON STOCKS - 66.61%
            Banks and Finance - 12.47%
   31,808   Firstar Corporation .............................   $   815,080
   16,000   Household International, Inc. ...................       642,000
   20,000   National Commerce Bancorporation ................       439,376
   20,000   U.S. Bancorp ....................................       603,750
                                                                -----------
                                                                  2,500,206
                                                                -----------
            Consumer Products and Services - 2.96%
   37,000   ServiceMaster Company (The) .....................       594,312
                                                                -----------

            Food and Beverage - 4.34%
   20,000   Dean Foods Company ..............................       871,250
                                                                -----------

            Health Care - 5.91%
   13,000   American Home Products Corporation ..............       539,500
   13,000   Pharmacia & Upjohn, Inc. ........................       645,125
                                                                -----------
                                                                  1,184,625
                                                                -----------
            Industrial Products
              and Services - 9.77%
   15,000   Genuine Parts Company ...........................       398,438
   80,000   RPM, Inc. .......................................       975,000
   16,000   Vulcan Materials Company ........................       586,000
                                                                -----------
                                                                  1,959,438
                                                                -----------
            Insurance - 10.69%
    7,000   American General Corporation ....................       442,313
   20,000   Horace Mann Educators Corporation ...............       516,250
   16,000   LaSalle Re Holdings Limited * ...................       222,000
    6,000   Marsh & McLennan Companies, Inc. ................       411,000
   10,000   Mercury General Corporation .....................       275,625
    8,000   RenaissanceRe Holdings Ltd. .....................       277,500
                                                                -----------
                                                                  2,144,688
                                                                -----------
            Investment Management - 3.32%
   30,000   Waddell & Reed Financial, Inc. - Class A ........       665,625
                                                                -----------

            Real Estate - 9.19%
   55,500   Bando McGlocklin Capital Corporation ............       478,687
   44,850   Correctional Properties Trust ...................       619,491
   70,000   National Health Realty, Inc. ....................       743,750
                                                                -----------
                                                                  1,841,928
                                                                -----------
            Retail Trade - 4.20%
   10,000   Albertson's, Inc. ...............................       395,625
   13,000   J.C. Penney Company, Inc. .......................       446,875
                                                                -----------
                                                                    842,500
                                                                -----------
            Miscellaneous - 3.76%
   30,000   Landauer, Inc. ..................................       753,750
                                                                -----------
                    TOTAL COMMON STOCKS
                     (cost $12,916,332) .....................    13,358,322
                                                                -----------
CONVERTIBLE BOND - 2.69%
             Health Care - 2.69%
$1,000,000   Assisted Living Concepts, Inc.
             6.00%, due November 1, 2002
                     (cost $970,000) ........................       540,000
                                                                -----------
SHORT-TERM INVESTMENTS -  23.95%
             Commercial Paper - 20.16%
   750,000   Marcus Corp.
              5.50%, due October 5, 1999 ....................       749,542
   750,000   Manpower Inc.
              5.50%, due October 8, 1999 ....................       749,198
   500,000   Weyco Group, Inc.
              5.50%, due October 12, 1999 ...................       499,160
   800,000   Briggs & Stratton Corporation
              5.50%, due October 15, 1999 ...................       798,289
   350,000   Banta Corporation
              5.50%, due October 19, 1999 ...................       349,037
   900,000   Wausau-Mosinee Paper Corp.
              5.50%, due October 22, 1999 ...................       897,112
                                                                -----------
                                                                  4,042,338
                                                                -----------

             Variable Rate Demand Notes - 3.79%
   419,147   Wisconsin Electric Power Company
              5.02%, due October 1, 1999 ....................       419,147
   341,771   Firstar Bank U.S.A., N.A.
              5.05%, due October 1, 1999 ....................       341,771
                                                                -----------
                                                                    760,918
                                                                -----------

                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $4,797,558) ......................     4,803,256
                                                                -----------
                    TOTAL INVESTMENTS
                     (cost $18,683,890) .....................    18,701,578
                                                                -----------
                  CASH AND RECEIVABLES,
                    NET OF LIABILITIES - 6.75% ..............     1,351,808
                                                                -----------
                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above) ......................   $20,053,386
                                                                -----------
                                                                -----------

* Nondividend paying security.

    The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)
-------------------------------------------------------------------------------

                                                          Net Investment                      Dollar     Growth of
                                               Net            Income      Capital Gain       Weighted    An Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio(2)    Investment(3)
                                            -----------   -------------   -------------   -------------- -------------
November 23, 1993(1).......................    $10.00       $  --           $  --             --           $10,000
March 31, 1994.............................     10.04        0.0133            --           14.4 times      10,053
March 31, 1995.............................     10.56        0.2810            --           14.6            10,871
March 31, 1996.............................     12.35        0.3370            --           16.8            13,111
March 31, 1997.............................     12.27        0.4527          0.5483         15.9            14,138
March 31, 1998.............................     14.35        0.5014          0.6586         23.0            18,072
March 31, 1999.............................     12.32        0.4843          0.3278         22.0            16,509
September 30, 1999.........................     11.47        0.1455 (4)        --           16.6            15,548

 (1) Date of Initial Public Offering.
 (2) Based on latest 12 months accomplished earnings.
 (3) Assuming reinvestment of all distributions.
 (4) Paid $0.0460 in net investment income on April 30, 1999 to shareholders of record on April 29, 1999.
     Paid $0.0995 in net investment income on July 29, 1999 to shareholders of record on July 28, 1999.


    Range in quarter end price/earnings ratios

          High                      Low
       ----------                ---------
  March 31, 1998  23.0    December 31, 1994  13.9

Statement of Assets and Liabilities
------------------------------------------------------------------------------

ASSETS:
       Investments in securities at market value
                   (cost $18,683,890) (Note 1 (a)) ..............  $18,701,578
       Receivables -
             Investment securities sold .........................    1,355,955
             Dividends and interest receivable ..................       81,785
                                                                   -----------
                   Total receivables ............................    1,437,740
                                                                   -----------
                   Total assets .................................   20,139,318
                                                                   -----------

LIABILITIES:
       Payables --
             Management fee (Note 2) ............................       68,697
             Other payables and accrued expenses ................       17,235
                                                                   -----------
                   Total liabilities ............................       85,932
                                                                   -----------
                   Total net assets .............................  $20,053,386
                                                                   -----------
                                                                   -----------



NET ASSETS CONSIST OF:
       Fund shares issued and outstanding .......................  $18,992,482
       Net unrealized appreciation on investments (Note 3) ......       11,990
       Accumulated undistributed net
        realized gains on investments ...........................      876,294
       Accumulated undistributed net investment income ..........      172,620
                                                                   -----------
                                                                   $20,053,386
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
  ($20,053,386 / 1,747,865 shares outstanding) ..................       $11.47
                                                                        ------
                                                                        ------

             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

INCOME:
       Dividends........................................           $  297,869
       Interest.........................................              160,778
                                                                   ----------
                                                                      458,647
                                                                   ----------

EXPENSES:
       Management fee (Note 2)..........................               81,175
       Legal fees.......................................               20,392
       Audit and tax consulting fees....................               10,275
       Transfer agent fees..............................                8,030
       Registration fees................................                3,393
       Directors' fees .................................                1,800
       Printing ........................................                1,302
       Insurance .......................................                1,000
       Postage and mailing .............................                  851
       Custodian fees ..................................                  549
       Other operating expenses.........................                1,930
                                                                   ----------
             Total expenses before reimbursement........              130,697
                                                                   ----------
             Reimbursement of expenses by adviser (Note 2)            (26,330)
                                                                   ----------
                                                                      104,367
                                                                   ----------
             Net investment income.....................               354,280
                                                                   ----------

NET REALIZED GAINS ON INVESTMENTS......................             1,192,241

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (2,667,134)
                                                                   ----------
             Net loss on investments...................            (1,474,893)
                                                                   ----------
             Net decrease in net assets resulting from operations $(1,120,613)
                                                                   ----------
                                                                   ----------

             The accompanying notes to financial statements are
                     an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 1999 (unaudited) and the year ended March 31, 1999
-------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                Ended 9/30/99        1999
OPERATIONS:                                                                      -----------      -----------
    Net investment income .....................................................  $   354,280      $   905,438
    Net realized gains on investments .........................................    1,192,241          319,270
    Net decrease in unrealized appreciation on investments ....................   (2,667,134)      (3,801,724)
                                                                                 -----------      -----------
         Net decrease in net assets resulting from operations .................   (1,120,613)      (2,577,016)
                                                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
     ($0.1455 and $0.4843 per share, respectively) ............................     (270,702)        (993,087)
    Distributions from net realized gains on investment transactions
     ($0.1717 per share in fiscal year 1999) ..................................           --         (347,309)
    Distributions in excess of book realized gains ($0.1561 per share) (Note 1(d))        --         (315,947)
                                                                                 -----------      -----------
         Total distributions...................................................     (270,702)      (1,656,343)
                                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (61,560 and 264,804 shares, respectively) .....      770,395        3,490,779
    Net asset value of shares issued in distributions to shareholders
     (20,263 and 121,051 shares, respectively) ................................      254,931        1,564,910
    Cost of shares redeemed (364,552 and 374,179 shares, respectively) ........   (4,601,475)      (4,773,373)
                                                                                 -----------      -----------
         Increase (decrease) in net assets
          derived from capital share transactions .............................   (3,576,149)         282,316
                                                                                 -----------      -----------
         Total decrease in net assets .........................................   (4,967,464)      (3,951,043)
                                                                                 -----------      -----------
NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $89,042 and $176,691, respectively) ....................   25,020,850       28,971,893
                                                                                 -----------      -----------
NET ASSETS, at the end of the period (including undistributed net investment
  income of $172,620 and $89,042, respectively) ...............................  $20,053,386      $25,020,850
                                                                                 -----------      -----------
                                                                                 -----------      -----------


         The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 1999 (unaudited)

(1) Summary of Significant Accounting Policies --
        Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. To achieve its primary objective, the Fund generally will have at least 65% of its total assets invested in income-producing equity securities. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Market values of most debt securities are based on valuations provided by a pricing service which determines valuations for normal institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

        (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

        (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) Excess distributions of book realized gains is the result of the different accounting treatment for book and tax purposes and should not be treated as a return of capital for income tax reporting. The Fund is required to distribute at least 98% of realized gains through October 31 to avoid paying a federal excise tax. The excess distribution generally represents losses on the sale of portfolio securities in the months of November through the Fund's fiscal year end. These losses are used to offset future gains.

        (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .70 of 1% on an annual basis of the average net asset value up to and including $50 million, and .60 of 1% on an annual basis of the average net asset value in excess of $50 million. The adviser has decided to absorb all expenses of the Fund in excess of .90% of net assets. The adviser reimbursed $26,330 to the Fund which represents the expenses in excess of .90% (annualized) of net assets for the six months ended September 30, 1999. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --

    Aggregate gross unrealized appreciation (depreciation) as of September
    30, 1999, based on investment cost for federal tax purposes is as follows:

             Aggregate gross unrealized appreciation on investments ......................... $ 1,922,856
             Aggregate gross unrealized depreciation on investments .........................  (1,910,866)
                                                                                              -----------
                    Net unrealized appreciation ............................................. $    11,990
                                                                                              -----------
                                                                                              -----------

(4) Investment Transactions --

    For the period ended September 30, 1999, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $6,017,056 and $11,464,829, respectively.

                         Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                           MARK J. GIESE
                           Vice President

                          CANDACE L. LESAK
                           Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                 FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                            Custodian
               FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                      Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin

                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin


        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.